Employee benefit plans	12 Months Ended
Mar. 31, 2019
Employee Benefit Plans [Abstract]
Employee benefit plans

13. Employee benefit plans:

Nomura provides various pension plans and other post-retirement benefits which cover certain eligible employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society (“NSHIS”).

Defined benefit pension plans—

The Company and certain subsidiaries in Japan (“Japanese entities”) have contributory funded benefit pension plans for eligible employees. The benefits are paid as annuity payments subsequent to retirement or as lump-sum payments at the time of retirement based on a combination of years of service, age at retirement and employee’s choice. The benefits under the plans are calculated based upon position, years of service and reason for retirement. In addition to the plans described above, certain Japanese entities also have unfunded lump-sum payment plans. Under these plans, employees with at least two years of service are generally entitled to lump-sum payments upon termination of employment. The benefits under the plans are calculated based upon position, years of service and the reason for retirement. Nomura’s funding policy is to contribute annually the amount necessary to satisfy local funding standards. In December 2008, certain contributory funded benefit pension plans and unfunded lump-sum payment plans were amended and “Cash balance pension plans” were introduced. Participants receive an annual benefit in their cash balance pension plan account, which is computed based on compensation of the participants, adjusted for changes in Japanese government debt securities yields.

Certain overseas subsidiaries have various local defined benefit plans covering certain employees. Nomura recognized an asset for surplus pension benefits for these plans amounting to ¥10,305 million and ¥12,762 million as of March 31, 2018 and 2019, respectively.

Net periodic benefit cost

The following table presents the components of net periodic benefit cost for defined benefit plans of Japanese entities for the years ended March 31, 2017, 2018 and 2019. Nomura’s measurement date is March 31 for defined benefit plans of Japanese entities.

	Millions of yen
	Year ended March 31
	2017	2018	2019
Service cost	¥8,909	¥9,565	¥11,270
Interest cost	1,444	2,258	2,180
Expected return on plan assets	(6,004)	(6,066)	(6,068)
Amortization of net actuarial losses	2,867	2,979	3,831
Amortization of prior service cost	(1,090)	(1,061)	(1,059)

Net periodic benefit cost	¥6,126	¥7,675	¥10,154

Prior service cost is amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets are amortized over the average remaining service period of active participants, which is 15 years.

Benefit obligations and funded status

The following table presents a reconciliation of changes in projected benefit obligation (“PBO”) and the fair value of plan assets, as well as a summary of the funded status of Japanese entities’ plans as of, and for the years ended March 31, 2018 and 2019.

	Millions of yen
	As of or for the year ended March 31
	2018	2019
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥269,736	¥287,983
Service cost	9,565	11,270
Interest cost	2,258	2,180
Actuarial gain	17,004	25,855
Benefits paid	(10,581)	(11,953)
Acquisition, divestitures and other	1	88

Projected benefit obligation at end of year	¥287,983	¥315,423

Change in plan assets:
Fair value of plan assets at beginning of year	¥233,945	¥234,050
Actual return on plan assets	5,128	3,574
Employer contributions	4,139	4,484
Benefits paid	(9,162)	(9,223)

Fair value of plan assets at end of year	¥234,050	¥232,885

Funded status at end of year	(53,933)	(82,538)

Amounts recognized in the consolidated balance sheets	¥(53,933)	¥(82,538)

The accumulated benefit obligation (“ABO”) was ¥287,983 million and ¥315,423 million as of March 31, 2018 and 2019, respectively.

The following table presents the PBO, ABO and fair value of plan assets for Japanese entities’ plans with ABO and PBO in excess of plan assets as of March 31, 2018 and 2019.

	Millions of yen
	March 31
	2018	2019
Plans with ABO in excess of plan assets:
PBO	¥53,933	¥82,538
ABO	53,933	82,538
Fair value of plan assets	—	—
Plans with PBO in excess of plan assets:
PBO	¥53,933	¥82,538
ABO	53,933	82,538
Fair value of plan assets	—	—

The following table presents pre-tax amounts of Japanese entities’ plans deferred in Accumulated other comprehensive income (loss) that have not yet been recognized as components of net periodic benefit cost during the year ended March 31, 2019.

Millions of yen
For the year ended March 31, 2019
Net actuarial loss	¥109,422
Net prior service cost	(5,518)

Total	¥103,904

Pre-tax amounts of Japanese entities’ plans in accumulated other comprehensive income which are expected to be recognized as components of net periodic benefit cost over the next fiscal year are as follows.

Millions of yen
For the year ending March 31, 2020
Net actuarial loss	¥5,319
Net prior service cost	(1,114)

Total	¥4,205

Assumptions

The following table presents the weighted-average assumptions used to determine projected benefit obligations of Japanese entities’ plans as of March 31, 2018 and 2019.

	March 31
	2018	2019
Discount rate	0.8%	0.6%
Rate of increase in compensation levels	1.7%	1.6%

The following table presents the weighted-average assumptions used to determine the net periodic benefit cost of Japanese entities’ plans as of March 31, 2017, 2018 and 2019.

	Year ended March 31
	2017	2018	2019
Discount rate	0.6%	0.9%	0.8%
Rate of increase in compensation levels	2.5%	2.5%	1.7%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%

Nomura generally determines the discount rates for its defined benefit plans by referencing indices for long-term, high-quality debt securities and ensuring that the discount rate does not exceed the yield reported for those indices after adjustment for the duration of the plans’ liabilities.

Nomura uses the expected long-term rate of return on plan assets to compute the expected return on assets. Nomura’s approach in determining the long-term rate of return on plan assets is primarily based on historical financial market relationships that have existed over time with the presumption that this trend will generally remain constant in the future.

Plan assets

Plan assets are managed with an objective to generate sufficient long-term value in order to enable future pension payouts. While targeting a long-term rate of return on plan assets, Nomura aims to minimize short-term volatility by managing the portfolio through diversifying risk. Based on this portfolio policy, the plan assets are invested diversely.

The plan assets of domestic plans target to invest 15% in equities (including private equity investments), 44% in debt securities, 25% in life insurance company general accounts, and 16% in other investments. Investment allocations are generally reviewed and revised at the time of the actual revaluation that takes place every five years or when there is a significant change in the portfolio assumptions.

For details of the levels of inputs used to measure the fair value of plan assets, see Note 2 “Fair value measurements”.

The following tables present information about the fair value of plan assets of Japanese entities’ plans as of March 31, 2018 and March 31, 2019 within the fair value hierarchy.

	Millions of yen
	March 31, 2018
	Level 1	Level 2	Level 3	Balance as of March 31, 2018
Pension plan assets:
Equities	¥27,001	¥—	¥—	¥27,001
Private equity investments	—	2,473	3,639	6,112
Japanese government securities	40,938	—	—	40,938
Foreign government, agency and municipal securities	—	—	—	—
Bank and corporate debt securities	2,351	2,218	—	4,569
Investment trust funds and other(1)(2)	—	6,291	53,681	59,972
Life insurance company general accounts	—	53,835	—	53,835
Other assets	—	40,679	—	40,679

Total	¥70,290	¥105,496	¥57,320	¥233,106

	Millions of yen
	March 31, 2019
	Level 1	Level 2	Level 3	Balance as of March 31, 2019
Pension plan assets:
Equities	¥21,991	¥—	¥—	¥21,991
Private equity investments	—	9,145	3,823	12,968
Japanese government securities	25,980	—	—	25,980
Foreign government, agency and municipal securities	—	22	—	22
Bank and corporate debt securities	2,566	2,082	—	4,648
Investment trust funds and other(1)(2)	—	6,070	56,007	62,077
Life insurance company general accounts	—	64,437	—	64,437
Other assets	—	39,748	—	39,748

Total	¥50,537	¥121,504	¥59,830	¥231,871

(1)	Includes hedge funds and real estate funds.
(2)

Certain assets that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2018 and March 31, 2019, the fair values of these assets were ¥944 million and ¥1,014 million, respectively.

The fair value of plan assets of non-Japanese entities’ plans as of March 31, 2018 was ¥3,407 million, ¥166 million and ¥37,893 million which were classified in Level 1, Level 2 and Level 3 of the fair value hierarchy, respectively. The fair value of plan assets of non-Japanese entities’ plans as of March 31, 2019 was ¥3,711 million, ¥167 million and ¥38,991 million which were classified in Level 1, Level 2 and Level 3 of the fair value hierarchy, respectively.

See Note 2 “Fair value measurements” for further information regarding how Nomura estimates fair value for specific types of financial instruments.

The following tables present information about plan assets of Japanese entities’ plans for which Nomura has utilized significant Level 3 valuation inputs to estimate fair value.

	Millions of yen
	Year ended March 31, 2018
	Balance as of April 1, 2017	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2018
Private equity investments	¥6,785	¥(657)	¥(2,489)	¥3,639
Investment trust funds and other	49,721	253	3,707	53,681

Total	¥56,506	¥(404)	¥1,218	¥57,320

	Millions of yen
	Year ended March 31, 2019
	Balance as of April 1, 2018	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2019
Private equity investments	¥3,639	¥(349)	¥533	¥3,823
Investment trust funds and other	53,681	792	1,534	56,007

Total	¥57,320	¥443	¥2,067	¥59,830

The fair value of Level 3 plan assets of non-Japanese entities’ plans, mainly consisting of annuities, was ¥37,893 million and ¥38,991 million as of March 31, 2018 and 2019, respectively. The amount of unrealized profit (loss) of Level 3 assets was ¥423 million and ¥4,358 million as of March 31, 2018 and 2019, respectively. The amounts of gains and losses, purchases and sales other than above, transfers between Level 1 or Level 2 and Level 3 relating to these assets during the years ended March 31, 2018 and 2019 were not significant.

Cash Flows

Nomura expects to contribute ¥4,484 million to Japanese entities’ plans in the year ending March 31, 2019. Nomura policy is to contribute annual amounts based on the relevant local funding requirements of the plans.

The following table presents the expected benefit payments of Japanese entities’ plans during the next five fiscal years and in aggregate for the five fiscal years thereafter.

Year ending March 31	Millions of yen
2020	¥11,272
2021	10,458
2022	10,649
2023	11,022
2024	11,521
2025-2029	59,625

Defined contribution pension plans—

In addition to defined benefit pension plans, the Company, NSC and other Japanese and non-Japanese subsidiaries have defined contribution pension plans.

Nomura contributed ¥3,636 million, ¥3,627 million and ¥3,614 million to defined contribution pension plans for Japanese entities’ plans for the years ended March 31, 2017, 2018 and 2019, respectively.

The contributions to overseas defined contribution pension plans were ¥8,650 million, ¥9,265 million and ¥9,293 million for the years ended March 31, 2017, 2018 and 2019, respectively.

Health care benefits—

The Company and certain subsidiaries provide certain health care benefits to both active and retired employees through NSHIS. The Company and certain subsidiaries also sponsor certain health care benefits to retired employees (“Special Plan”) and who participate in the Special Plan on a pay-all basis, i.e., by requiring a retiree contribution based on the estimated per capita cost of coverage. The Special Plan is a multi-employer post-retirement plan because it is jointly administered by NSHIS and the Japanese government, and the funded status of it is not computed separately. Therefore, although the Company and certain subsidiaries contribute some portion of the cost of retiree health care benefits not covered through retiree contributions, the Company and certain subsidiaries do not reserve for future costs. The health care benefit costs, which are equivalent to the required contribution, amounted to ¥8,138 million, ¥8,082 million and ¥9,828 million for the years ended March 31, 2017, 2018 and 2019, respectively.